Organization and Principal Activities (Details) - Schedule of Income/(Loss) Per Share Before and After Retrospective Adjustments - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Before Adjustment [Member]
Net income/(loss) per share attributable to ordinary shareholders of Big Tree Cloud Holdings Limited
- Basic	$ 5.59	$ (37.85)
- Diluted	$ 5.59	$ (37.85)
Weighted average shares used in calculating net income/(loss) per share
- Basic	50,000	50,000
- Diluted	50,000	50,000
After Adjustment [Member]
Net income/(loss) per share attributable to ordinary shareholders of Big Tree Cloud Holdings Limited
- Basic	$ 0.0056	$ (0.0379)
- Diluted	$ 0.0056	$ (0.0379)
Weighted average shares used in calculating net income/(loss) per share
- Basic	50,000,000	50,000,000
- Diluted	50,000,000	50,000,000